Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
Research and development	$ 756,910	$ 3,658,617
General and administrative	4,853,664	5,467,266
Goodwill impairment (See note 2 and 3)	4,111,079
Total operating expenses	9,721,653	9,125,883
Loss from operations	(9,721,653)	(9,125,883)
Other income (expense):
Interest expense, net	(2,971,046)	(2,002,813)
PPP loan forgiveness		346,761
Gain on derecognition of non-financial asset	16,951,477
Reimbursement for expenses - related party	533,485
Change in fair value of derivative on debt	142,150	292,149
Loss on debt conversion	(257,810)	(27,504)
Total other income (expense)	14,398,256	(1,391,407)
Net income (loss) before non-controlling interests	4,676,603	(10,517,290)
Net loss attributable to non-controlling interests	(418,378)	(1,126,248)
Net income (loss) attributable to Oncotelic Therapeutics, Inc.	$ 5,094,981	$ (9,391,042)
Basic net income (loss) per share attributable to common stock	$ 0.01	$ (0.03)
Basic weighted average common stock outstanding	384,075,369	303,078,548
Diluted net income (loss) per share attributable to common stock	$ 0.01	$ (0.03)
Diluted weighted average common stock outstanding	457,299,890	303,078,548